SEGMENT REPORTING	6 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 13 - SEGMENT REPORTING

The CODM makers has been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.

Summarized information by segments for the six months ended December 31, 2017, and 2018 is as follows:

	Six months ended December 31, 2017
	(Unaudited)
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated contract revenue	$93,082	84,218	52,809	230,109
Product sales	16,837	2,340	-	19,177
One-off services	4,602	17,248	230	22,080
Services covering a period of time	609	939	-	1,548
Total	115,130	104,745	53,039	272,914

Costs of revenue	71,422	52,680	44,840	168,942

Gross profit	$43,708	52,065	8,199	103,972

	Six months ended December 31, 2018
	(Unaudited)
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated contract revenue	$90,357	75,883	67,093	233,333
Product sales	10,337	3,620	-	13,957
One-off services	6,119	33,218	41	39,378
Services covering a period of time	364	1,150	-	1,514
Total	107,177	113,871	67,134	288,182

Costs of revenue	69,125	53,423	57,174	179,722

Gross profit	$38,052	60,448	9,960	108,460

The Company’s assets are shared among the segments thus no assets have been designated to specific segments. The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC.
For disaggregated revenue information by reportable segment, see Note 2, “Summary of Significant Accounting Policies”.
The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)

Revenues:
PRC	$218,401	$213,742
Non-PRC	54,513	74,440

	$272,914	$288,182

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2018	2018
		(Unaudited)

Long-lived assets other than goodwill and acquired intangible assets
PRC	$135,450	$130,241
Non-PRC	12,516	12,203

	$147,966	$142,444